Share capital and share premium - Summary of Share Capital Authorized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
Share capital and share premium
Conversion of preferred shares into ordinary shares | ¥	¥ 4,999,811
Preference shares [member]
Share capital and share premium
Opening balance	213,502,600	213,502,600
Opening balance | $		$ 4
Re-designation upon issuance of preferred shares	6,829,500	6,829,500
Conversion of preferred share into ordinary shares	(220,332,100)	(220,332,100)
Conversion of preferred shares into ordinary shares | $		$ (4)
Ordinary shares [member]
Share capital and share premium
Opening balance	2,286,497,400	2,286,497,400
Opening balance | $		$ 46
Re-designation upon issuance of preferred shares	(6,829,500)	(6,829,500)
Conversion of preferred share into ordinary shares	220,332,100	220,332,100
Conversion of preferred shares into ordinary shares | $		$ 4
Ending balance	2,500,000,000	2,500,000,000
Ending balance | $		$ 50